LONG -TERM LOAN	12 Months Ended
Dec. 31, 2024
LONG-TERM LOAN
LONG-TERM LOAN

NOTE 12 — LONG-TERM LOAN

Long-term loan consisted of the following:

	As of December 31,
	2024	2023
Financial liabilities	$1,570,298	$2,431,064
Less: current portion	(867,772)	(817,485)
Long-term Financial liabilities	702,526	1,613,579
Long-term Bank borrowings	2,740,000	—
Total long-term loan	$3,442,526	$1,613,579

In September 2023, Nanjing Changcheng entered into a sale and leaseback agreements of $3.0 million, with an unrelated third party for medical equipment. Nanjing Changcheng had acquired the control of the corresponding assets before entering into the sale and leaseback agreement, and at the end of the lease term, Nanjing Changcheng may exercise its contractual rights to purchase the leased equipment, renew the lease or return the leased equipment. If Nanjing Changcheng chooses to purchase the leased objects, the purchase price is $14.1. As of the expiry date of the lease, some of the assets still have a useful life of around 6 years, and the purchase price of $14.1 is much below the fair value. Therefore, under ASC 842-40, the transfer of the equipment was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the equipment from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. Nanjing Changcheng is obligated to make consecutive quarterly payments of approximately $0.3 million, commencing in December 2023. As of December 31, 2024, the outstanding balance under the sale and leaseback agreements of Nanjing Changcheng was $1.6 million. The agreements will mature in September 2026, with a purchase price of $14.1 on the last repayment date.

Long-term bank loans as of December 31, 2024 consisted of the following:

		Guarantors/	Effective	Issuance	Expiration	Amount-
Lender	Company	Collateral	Interest Rate	Date	Date	RMB	Amount-US$
Bank of China	Baide Suzhou	Nanjing Changcheng/ Baide capital	3.10%	December 18, 2024	December 17, 2027	20,000,000	2,740,000

Future loan payments under long-term loan as of December 31, 2024 were as follows:

Years ending December 31,
2025 Financial liabilities payment	$977,829
2026 Financial liabilities payment	733,386
Total Financial liabilities payments	$1,711,215
Less: Financial liabilities imputed interest	(140,917)
Total Financial liabilities payment	$1,570,298
Less: Financial liabilities - long term portions	(702,526)
Financial liabilities payment – current portions	$867,772
2027 Long-term Bank borrowings repayment	$2,740,000